Digital Assets	9 Months Ended
Sep. 30, 2025
Digital Assets [Abstract]
DIGITAL ASSETS

4. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	September 30,	December 31,
	2025	2024
BTC	$1,368,600	$-
ENA	4,983,200	-
USDT	2,082,500	-
USDe	500,000	-
	$8,934,300	$-

For the three months ended   September 30, 2025, the Company purchased one BTC from open market. For the three months ended September 30, 2025, the Company exchanged 1 BTC into ENA and realized exchange loss of $400. For the three months ended September 30, 2025, the Company recognized an increase in fair value of BTC of $86,800. For the nine ended September 30, 2025, the Company purchased 13 BTC from open market. For the nine months ended September 30, 2025, the Company exchanged one BTC into ENA and realized exchange loss of $400. For the nine months ended September 30, 2025, the Company recognized an increase in fair value of BTC of $105,800. As of September 30, 2025, the Company held 12 BTC with fair value of $1,368,600.

For the three and nine months ended   September 30, 2025, the Company purchased 8,916,805 ENA from open market. For the three and nine months ended September 30, 2025, the Company did not sell ENA or exchange ENA into other digital assets. For the three and nine months ended September 30, 2025, the Company recognized a decrease in fair value of ENA of $1,454,400. As of September 30, 2025, the Company held 8,916,805 ENA with fair value of $4,983,200.

For the three and nine months ended   September 30, 2025, the Company purchased 40 ETH from open market and exchanged 40 ETH into ENA. For the three and nine months ended September 30, 2025, the Company recognized an increase in fair value of $73,900. As of September 30, 2025, the Company did not hold ETH.

As of September 30, 2025, the Company held 2,082,500 USDT and 500,000 USDe, respectively. The fair value of USDT and USDe was both kept at $1.00 because one USDT/USDe is pegged to one U.S. dollar.

Additional information about digital assets

The following table presents additional information about BTC for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of BTC	630,300
Purchases of BTC from exchange of USDT	748,200
Exchange of BTC into ENA	(115,300)
Exchange loss	(400)
Changes in fair value of BTC	105,800
$1,368,600

The following table presents additional information about ENA for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of ENA from exchange of USDT	6,149,900
Purchases of ENA from exchange of BTC	115,300
Purchases of ENA from exchange of ETH	172,400
Changes in fair value of ENA	(1,454,400)
$4,983,200

The following table presents additional information about ETH for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of ETH	98,500
Purchases of ENA from exchange of ETH	(172,400)
Changes in fair value of ETH	73,900
$-

The following table presents additional information about USDT for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of USDT	719,400
Addition of USDT from private placement	8,900,000
Exchange of USDT into BTC	(748,200)
Exchange of USDT into ENA	(6,149,900)
Exchange of USDT into USDe	(500,000)
Payment of operating expenses	(138,800)
$2,082,500

The following table presents additional information about USDe for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of USDe from exchange of USDT	500,000
$500,000